Business Combinations - Meetrics GmbH (Details) - USD ($) $ in Thousands			9 Months Ended	12 Months Ended
	Sep. 30, 2021	Aug. 31, 2021	Sep. 30, 2021	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2020
Intangible assets:
Goodwill	$ 244,672		$ 244,672	$ 227,349	$ 174,204	$ 227,349
Liabilities:
Aggregate net cash purchase price			$ 24,323	$ 57,252	$ 11,328
Meetrics GmbH
Assets:
Cash and cash equivalents		$ 1,007
Trade receivables		948
Other assets		96
Property, plant and equipment		27
Intangible assets:
Total intangible assets		9,571
Goodwill		17,057
Total assets acquired		28,706
Liabilities:
Trade payables		145
Other current liabilities		345
Deferred tax liability		2,886
Total liabilities assumed		3,376
Total purchase consideration		25,330
Net cash purchase price		24,323
Aggregate net cash purchase price		24,300
Weighted-average useful life	11 years 4 months 24 days
Acquisition cost		700
Meetrics GmbH | Developed Technology
Intangible assets:
Total intangible assets		$ 2,245
Liabilities:
Estimated useful life		4 years
Meetrics GmbH | Customer relationships
Intangible assets:
Total intangible assets		$ 7,208
Liabilities:
Estimated useful life		14 years
Meetrics GmbH | Trademarks
Intangible assets:
Total intangible assets		$ 47
Liabilities:
Estimated useful life		1 year
Meetrics GmbH | Non-compete agreements
Intangible assets:
Total intangible assets		$ 71
Liabilities:
Estimated useful life		2 years